Loans Payable (Tables)	12 Months Ended
Feb. 29, 2024
Notes and other explanatory information [abstract]
A continuity of loans payable is as follows:

A continuity of loans payable is as follows:

$
Balance, February 28, 2022	—
Addition to loans payable	243,123
Accretion expense	6,877
Repayment	(250,000)
Balance, February 28, 2023 and February 29, 2024	—